Earnings Per Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 10,445		$ 31,437		$ 35,045		$ 3,833		$ 90,450		$ 80,760		$ 43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - basic																	6,045		4,775		3,320
Earnings allocated to Watsco, Inc. shareholders - basic																	84,405		75,985		39,994
Weighted-average Common and Class B common shares outstanding for basic earnings per share																	30,678,206		30,467,212		28,223,275
Basic earnings per share for Common and Class B common stock	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 0.31	[1]	$ 0.97	[1]	$ 1.08	[1]	$ 0.10	[1]	$ 2.75	[1]	$ 2.49	[1]	$ 1.42
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock																	6,042		4,772		3,320
Earnings allocated to Watsco, Inc. shareholders - diluted																	84,408		75,988		39,994
Effect of dilutive stock options																	75,085		111,396		298,162
Weighted-average Common and Class B common shares outstanding for diluted earnings per share																	30,753,291		30,578,608		28,521,437
Diluted earnings per share for Common and Class B common stock	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 0.31	[1]	$ 0.97	[1]	$ 1.08	[1]	$ 0.10	[1]	$ 2.74	[1]	$ 2.49	[1]	$ 1.40
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	76,574		68,856		35,963
Class B Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	$ 7,831		$ 7,129		$ 4,031

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.